Dividends - Summary of Declared Dividends (Details) - $ / shares				12 Months Ended
	Feb. 28, 2020	Aug. 13, 2019	Sep. 20, 2016	Dec. 31, 2019	Dec. 31, 2018
5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Preference shares, rate				5.95%	5.95%
5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Preference shares, rate	5.625%		5.625%	5.625%	5.625%
5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Preference shares, rate	5.625%	5.625%		5.625%	0.00%
Depositary share interest of 1/1000th in each 5.625%					0.00%
Subsequent Event | 5.950% Preference Shares (AHL PRC)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 0.3719
Payable Date	Apr. 01, 2020
Record Date	Mar. 15, 2020
Preference shares, rate	5.95%
Subsequent Event | 5.625% Preference Shares (AHL PRD)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 0.3516
Payable Date	Apr. 01, 2020
Record Date	Mar. 15, 2020
Subsequent Event | 5.625% Preference Shares, rep by Dep Shares (AHL PRE)
Dividends Payable [Line Items]
Dividend, in usd per share	$ 351.56
Payable Date	Apr. 01, 2020
Record Date	Mar. 15, 2020
Depositary share interest of 1/1000th in each 5.625%	0.001%
Depositary share dividend, equivalent to 1/1000th pref share dividend	$ 0.35156